Average Annual Total Returns - Class A Class C and Institutional Class - Government Long Bond 1.2x Strategy Fund	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions 10 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class A Bloomberg Barclays U.S. Long Treasury Index (reflects no deduction for fees, expenses or taxes) 1 Year	Class A Bloomberg Barclays U.S. Long Treasury Index (reflects no deduction for fees, expenses or taxes) 5 Years	Class A Bloomberg Barclays U.S. Long Treasury Index (reflects no deduction for fees, expenses or taxes) 10 Years	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class C Return After Taxes on Distributions 1 Year	Class C Return After Taxes on Distributions 5 Years	Class C Return After Taxes on Distributions 10 Years	Class C Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class C Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class C Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C Bloomberg Barclays U.S. Long Treasury Index (reflects no deduction for fees, expenses or taxes) 1 Year	Class C Bloomberg Barclays U.S. Long Treasury Index (reflects no deduction for fees, expenses or taxes) 5 Years	Class C Bloomberg Barclays U.S. Long Treasury Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	16.14%	7.25%	8.66%	1.15%	3.50%	6.41%	9.45%	4.12%	6.03%	17.70%	7.85%	7.80%	20.22%	7.50%	8.34%	4.49%	3.97%	6.37%	11.86%	4.44%	5.93%	17.70%	7.85%	7.80%